UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.55%
	Auto Parts & Equipment - 2.13%
348,000	Midas Group, Inc. (a)	$2,871,000
427,281	SORL Auto Parts, Inc. (a)	4,238,628
		7,109,628
	Building Materials - 1.63%
327,700	Comfort Systems USA, Inc.	3,843,921
239,665	MFRI, Inc. (a)	1,634,515
		5,478,436
	Business Services - 6.57%
261,400	Barrett Business Services, Inc.	3,348,534
97,000	Exponent, Inc. (a)	2,610,270
489,600	GP Strategies Corporation (a)	3,623,040
430,000	Innodata Isogen, Inc. (a)	2,218,800
316,635	RCM Technologies, Inc. (a)	823,251
270,200	Rentrak Corporation (a)	4,515,042
287,100	Tier Technologies, Inc. (a)	2,210,670
300,521	Virtusa Corp. (a)	2,677,642
		22,027,249
	Chemical & Related Products - 3.33%
550,000	Aceto Corporation	2,904,000
205,000	KMG Chemicals, Inc.	2,818,750
364,707	Omnova Solutions, Inc. (a)	2,064,242
328,900	Penford Corporation	3,374,514
		11,161,506
	Computers & Electronics - 3.13%
235,000	Astro-med, Inc.	1,703,750
288,162	CyberOptics Corporation (a)	2,092,056
370,000	GSI Group, Inc. (a)	307,100
565,000	PC-TEL, Inc. (a)	3,282,650
209,350	Rimage Corporation (a)	3,121,409
		10,506,965
	Construction & Engineering - 1.96%
346,619	Furmanite Corporation (a)	1,126,512
435,300	Hill International, Inc. (a)	2,568,270
150,981	Sterling Construction Company, Inc. (a)	2,871,658
		6,566,440
	Consumer Products - Distributing - 0.23%
1,617,700	China 3C Group (a)	776,496
	Consumer Products - Manufacturing - 6.68%
252,608	Flexsteel Industries, Inc.	2,947,935
717,600	Furniture Brands International, Inc. (a)	3,702,816
412,037	Kimball International, Inc.	3,246,852
65,000	Measurement Specialties, Inc. (a)	774,800
108,500	Orchids Paper Products (a)	1,999,655
150,000	Perry Ellis International, Inc. (a)	2,404,500
140,000	Steinway Musical Instruments, Inc. (a)	2,282,000
34,000	The Middleby Corporation (a)	1,532,040
148,250	Universal Electronics, Inc. (a)	3,523,902
		22,414,500
	Consumer Services - 0.83%
550,000	Stewart Enterprises, Inc. - Class A	2,788,500
	Electronic Equipment & Instruments - 1.16%
200,000	Methode Electronics, Inc.	2,198,000
353,000	Nam Tai Electronics, Inc. (a)	1,690,870
		3,888,870
	Energy & Related Services - 2.75%
110,000	Michael Baker Corporation (a)	4,291,100
354,545	Mitcham Industries, Inc. (a)	2,623,633
574,443	TGC Industries, Inc. (a)	2,303,517
		9,218,250
	Energy Equipment & Services - 3.08%
342,911	Matrix Service Co. (a)	3,459,972
150,000	PHI, Inc. (a)	2,919,000
106,953	T-3 Energy Services, Inc. (a)	2,411,790
100,000	Willbros Group, Inc. (a)	1,529,000
		10,319,762
	Environmental Services - 1.13%
1,535,000	Perma-fix Environmental Services, Inc. (a)	2,824,400
304,700	Versar, Inc. (a)	965,899
		3,790,299
	Financial Services - 2.38%
219,193	Boston Private Financial Holdings, Inc.	1,571,614
258,525	Nicholas Financial, Inc. (a)	1,905,329
561,652	Sanders Morris Harris Group, Inc.	2,656,614
260,000	Tradestation Group, Inc. (a)	1,838,200
		7,971,757
	Food - 3.72%
100,000	Cal Maine Foods, Inc.	3,265,000
305,000	John B. Sanfilippo & Son, Inc. (a)	4,651,250
244,600	Landec Corporation (a)	1,553,210
700,000	Omega Protein Corp. (a)	3,010,000
		12,479,460
	Health Care Providers & Services - 3.02%
125,900	Ensign Group, Inc.	2,151,631
1,150,000	Health Grades, Inc. (a)	4,991,000
281,500	Virtual Radiologic Corporation (a)	2,978,270
		10,120,901
	Insurance - 0.06%
366,800	CRM Holdings Ltd. (a)	209,810
	Leisure - 1.70%
130,000	Ascent Media Corp. (a)	3,350,100
931,100	Century Casinos, Inc. (a)	2,337,061
		5,687,161
	Medical Supplies & Services - 8.99%
96,000	Albany Molecular Research, Inc. (a)	911,040
268,348	Allied Healthcare Products, Inc. (a)	1,341,740
200,000	America Service Group, Inc.	3,076,000
750,000	BioScrip, Inc. (a)	5,452,500
113,900	Cutera, Inc. (a)	1,005,737
499,999	Five Star Quality Care, Inc. (a)	1,579,997
1,292,556	HealthTronics, Inc. (a)	3,632,082
430,000	Home Diagnostics, Inc. (a)	2,631,600
2,064,000	Hooper Holmes, Inc. (a)	1,898,880
167,000	National Dentex Corporation (a)	1,387,770
243,131	Psychemedics Corporation	1,874,540
625,000	Questcor Pharmaceuticals, Inc. (a)	2,831,250
300,000	VIVUS, Inc. (a)	2,535,000
		30,158,136
	Military Equipment - 0.53%
350,500	Force Protection, Inc. (a)	1,784,045
	Minerals & Resources - 1.68%
165,500	Castle A M & Co.	1,605,350
544,000	Fronteer Development Group, Inc. (a)	2,170,560
635,200	Polymet Mining Corp. (a)	1,848,432
		5,624,342
	Oil & Gas - 8.62%
540,000	Allis-Chalmers Energy, Inc. (a)	1,971,000
383,987	CE Franklin Ltd. (a)	2,515,115
925,000	Gasco Energy, Inc. (a)	388,500
470,100	Gulfport Energy Corp. (a)	4,860,834
1,300,000	Newpark Resources, Inc. (a)	5,187,000
1,450,000	Star Gas Partners LP	6,162,500
22,267	Tengasco, Inc. (a)(b)	9,575
395,200	TransGlobe Energy Corporation (a)	1,402,960
200,000	U.S. Energy Corp. (a)	1,028,000
450,000	Union Drilling, Inc. (a)	3,271,500
500,000	VAALCO Energy, Inc.	2,115,000
		28,911,984
	Professional, Scientific, and Technical Services - 0.65%
380,000	PRGX Global, Inc. (a)	2,185,000
	Real Estate - 0.28%
31,000	Tejon Ranch Co. (a)	948,910
	Retail - 2.53%
433,228	PC Mall, Inc. (a)	2,213,795
117,477	Rush Enterprises, Inc. (a)	1,167,721
429,931	Sport Supply Group, Inc.	5,111,880
		8,493,396
	Semiconductor Related Products - 2.84%
272,500	Actel Corporation (a)	3,002,950
400,000	Anadigics, Inc. (a)	1,448,000
665,029	FSI International, Inc. (a)	1,596,070
210,660	Rudolph Technologies, Inc. (a)	1,320,838
200,000	Techwell, Inc. (a)	2,162,000
		9,529,858
	Software - 3.82%
595,000	American Software, Inc. - Class A	3,260,600
68,045	ATC Technology Corp. (a)	1,488,144
492,000	Cryptologic Limited	1,461,240
2,049,300	iPass, Inc.	2,274,723
350,000	Smith Micro Software, Inc. (a)	2,712,500
205,100	Vasco Data Security International, Inc. (a)	1,630,545
		12,827,752
	Specialty Manufacturing - 5.83%
69,900	AEP Industries, Inc. (a)	2,440,209
10,000	LB Foster Co. (a)	269,800
225,000	China Gerui Advanced Materials Group Ltd. (a)	1,431,000
144,000	Columbus McKinnon Corp. (a)	1,955,520
139,965	Courier Corp.	1,956,711
910,000	Flanders Corporation (a)	3,175,900
250,000	IMAX Corporation (a)	3,200,000
522,824	North American Galvanizing & Coatings, Inc. (a)	2,645,489
125,800	Northern Technologies International Corp. (a)	1,299,514
50,000	Northwest Pipe Company (a)	1,196,000
		19,570,143
	Telecommunications - 6.48%
430,540	Cogo Group, Inc. (a)	2,738,234
100,000	Digi International, Inc. (a)	960,000
619,400	Gilat Satellite Networks Ltd. (a)	3,350,954
344,200	Globecomm Systems, Inc. (a)	2,502,334
500,000	Harmonic, Inc. (a)	3,035,000
250,000	Oplink Communications, Inc. (a)	3,712,500
350,000	Radvision Ltd. (a)	2,124,500
421,600	SeaChange International, Inc. (a)	2,727,752
1,316,200	The Management Network Group, Inc. (a)	592,290
		21,743,564
	Transportation - 2.81%
450,000	Grupo TMM S.A.B. - ADR (a)	1,480,500
1,100,000	Star Bulk Carriers Corp.	2,783,000
371,300	StealthGas, Inc.	1,860,213
164,700	USA Truck, Inc. (a)	2,034,045
139,070	Vitran Corporation, Inc. (a)	1,254,411
		9,412,169
	TOTAL COMMON STOCKS (Cost $342,265,608)	$303,705,289

Shares		Value
	REAL ESTATE INVESTMENT TRUST - 0.87%
390,000	Monmouth Real Estate Investment Corp.- Class A	$2,917,200
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,033,148)	$2,917,200

Contracts		Value
	WARRANTS - 0.00%
598	Lantronix, Inc.
	Expiration: 02/09/2011, Exercise Price: $0.85 (c)	$-
	TOTAL WARRANTS (Cost $0)	$-
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 4.47%
	United States Treasury Bills
$7,500,000	0.090%, 08/26/2010	$7,493,265
7,500,000	0.080%, 09/23/2010	7,491,862
		14,985,127
	TOTAL SHORT TERM INVESTMENTS (Cost $14,989,046)	$14,985,127

	Total Investments (Cost $360,287,802) - 95.89%	$321,607,616
	Other Assets in Excess of Liabilities - 4.11%	13,798,140
	TOTAL NET ASSETS - 100.00%	$335,405,756

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of restricted securities amounted to $9,575 or 0.00% of Net Assets.
(c)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represent $0 or 0.00% of the Fund's Net Assets.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$360,287,802

Gross unrealized appreciation	44,219,384
Gross unrealized depreciation	(82,899,570)
Net unrealized depreciation	$(38,680,186)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2010:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Equity
Consumer Discretionary	$ 43,543,164	$ -	$ -	$ 43,543,164
Consumer Staples	12,925,905	-	-	12,925,905
Energy	40,299,533	9,575	-	40,309,108
Financials	9,130,477	-	-	9,130,477
Health Care	40,279,037	-	-	40,279,037
Industrials	61,840,249	-	-	61,840,249
Information Technology	67,881,068	-	-	67,881,068
Materials	21,633,781	-	-	21,633,781
Utilities	6,162,500	-	-	6,162,500
Total Equity	303,695,714	9,575	-	303,705,289
Real Estate Investment Trusts	2,917,200			2,917,200
Short Term Investments		14,985,127	-	14,985,127

Total Investments in Securities	$ 306,612,914	$ 14,994,702	$ -	$ 321,607,616

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)          /s/ Michael J. Corbett
Michael J. Corbett, President

Date      3/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Michael J. Corbett
  Michael J. Corbett, President

Date    3/24/10

By (Signature and Title)*     /s/ Samuel J. Schulz
  Samuel J. Schulz, Treasurer

Date    3/24/10

* Print the name and title of each signing officer under his or her signature.